Derivative Financial Instruments (Natural Gas Liquids Derivative Contracts) (Detail) - 2017 [Member] - Natural Gas Liquids Derivative Contracts [Member] - Short Price Swaps [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017 $ / gal gal	Dec. 31, 2016 $ / gal gal
Derivative [Line Items]
Volume in Gal | gal	1,545,600	5,371,800
Weighted Average Swap Price	0.47	0.46
Maximum [Member]
Derivative [Line Items]
Swap Price	0.47	0.47
Minimum [Member]
Derivative [Line Items]
Swap Price	0.47	0.45